Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	TENET HEALTHCARE CORP
Entity Central Index Key	0000070318
Document Type	8-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false